TRADE PAYABLES (Details) - Trade Payable [Member] - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
- Cash clients – third parties	$ 53,860	$ 55,919
- Margin clients – third parties	643	4,321
- Others – third parties	26	127
Trade payables arising from consultancy services – third parties	1,300	1,300
Trade payables	$ 55,829	$ 61,667